Organization and Principal Activities - Additional Information (Detail)	Dec. 31, 2015
Tianjin Gopher Asset Management Co., Ltd.
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Equity interest sold to Gopher Asset	100.00%